As filed with the Securities and Exchange Commission on January 30, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00582

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: August 31, 2005

Date of reporting period: November 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                    NEUBERGER BERMAN NOVEMBER   30, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Century Fund
------------------------------------

NUMBER OF SHARES                        MARKET VALUE+        NUMBER OF SHARES                            MARKET VALUE+
                                      ($000'S OMITTED)                                                 ($000'S OMITTED)
COMMON STOCKS (101.5%)                                                                                          429

BIOTECHNOLOGY (6.6%)                                         ENTERTAINMENT (1.1%)
     2,200 Amgen Inc.                      $ 178*                    1,700 Station Casinos                      118
     3,400 Celgene Corp.                     207*
     2,000 Genentech, Inc.                   191*            FINANCIAL SERVICES (3.8%)
     2,900 Gilead Sciences                   147*                    1,900 American Express                      98
                                        --------                     1,800 Goldman Sachs                        232
                                             723                     1,600 SLM Corp.                             84
                                                                                                           --------
                                                                                                                414
BUILDING PRODUCTS (0.4%)
       400 Eagle Materials                    46
                                                             FOOD & BEVERAGE (1.4%)
BUSINESS SERVICES - IT BUSINESS                                      3,900 Cadbury Schweppes ADR                150
SERVICES (2.0%)
     1,700 Automatic Data Processing          80             FOOD PRODUCTS (1.7%)
       700 DST Systems                        42*                    2,700 Wm. Wrigley Jr.                      185
     2,300 First Data                        100
                                        --------
                                             222             HARDWARE (3.1%)
                                                                     3,700 Dell Inc.                            112*
                                                                     2,500 IBM                                  222
                                                                                                           --------
COAL (1.7%)                                                                                                     334
     2,400 Peabody Energy                    189

COMMERCIAL SERVICES (1.9%)                                   HEALTH CARE (1.1%)
     4,900 Paychex, Inc.                     208                     1,800 C. R. Bard                           117

COMMUNICATIONS (2.7%)                                        HEALTH PRODUCTS & SERVICES (2.2%)
    12,200 Motorola, Inc.                    294                     4,400 Medtronic, Inc.                      245

COMMUNICATIONS EQUIPMENT (1.8%)                              INDUSTRIAL (2.4%)
     9,425 Cisco Systems                     165*                    2,500 Fastenal Co.                          99
     1,200 Juniper Networks                   27*                    2,400 W.W. Grainger                        169
                                        --------                                                           --------
                                             192                                                                268

COMPUTER RELATED (1.4%)                                      INSURANCE (1.5%)
     1,900 Apple Computer                    129*                    1,700 American International Group         114
     1,000 Network Appliance                  29*                    1,200 RenaissanceRe Holdings                54
                                        --------                                                           --------
                                             158                                                                168

COMPUTERS & SYSTEMS (1.2%)                                   INTERNET (3.6%)
     9,400 EMC Corp.                         131*                    4,300 eBay Inc.                            193*
                                                                       200 Google Inc. Class A                   81*
CONSUMER STAPLES (1.5%)                                              2,900 Yahoo! Inc.                          116*
     2,800 Procter & Gamble                  160                                                           --------
                                                                                                                390
DEFENSE & AEROSPACE (3.4%)                                   LEISURE (1.0%)
     3,000 Boeing Co.                        205                     1,750 Marriott  International              113
     1,500 General Dynamics                  171
                                        --------
                                             376

                                                             MACHINERY & EQUIPMENT (2.5%)
                                                                     2,700 Danaher Corp.                        150
ELECTRONICS (3.9%)                                                   1,800 Deere & Co.                          125
     2,600 Emerson Electric                  197                                                           --------
     1,200 Jabil Circuit                      40*                                                               275
     5,200 SONY CORP. ADR                    192
                                        --------             MANUFACTURING (3.9%)

See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS Century Fund Cont'd
-------------------------------------------

NUMBER OF SHARES                        MARKET VALUE+        NUMBER OF SHARES                            MARKET VALUE+
                                      ($000'S OMITTED)                                                 ($000'S OMITTED)

    11,900 General Electric                  425                    12,300 Microsoft Corp.                      341
                                                                     8,900 Oracle Corp.                         112*
                                                                                                           --------
MEDICAL EQUIPMENT                                                                                               546
      2700 Kyphon Inc.                       114*
     2,150 Zimmer Holdings                   135*            TECHNOLOGY (1.3%)
                                        --------                     1,000 Agilent Technologies                  36*
                                             249                     2,800 Corning Inc.                          57*
                                                                     3,000 RightNow Technologies                 54*
METALS (0.9%)                                                                                              --------
       700 Phelps Dodge                       95                                                                147
                                                             TELECOMMUNICATIONS (4.4%)
                                                                       600 ALLTEL Corp.                          40
                                                                     8,500 Nextel Partners                      225*
MINING (1.1%)                                                        4,800 QUALCOMM Inc.                        219
     2,300 Freeport-McMoRan Copper & Gold    120                                                           --------
                                                                                                                484
OIL & GAS (5.7%)
     3,600 Canadian Natural Resources        164
       700 EOG Resources                      50             TOTAL COMMON STOCKS
     4,300 GlobalSantaFe Corp.               195               (Cost $9,406)                                 11,096
     1,200 Quicksilver Resources              46*                                                          --------
     1,300 Valero Energy                     125
     2,200 Williams Cos                       47             TOTAL INVESTMENTS (101.5%)
                                        --------               (COST $9,406)                                 11,096##
                                             627
                                                             Liabilities, less cash, receivables
                                                                and other assets [(1.5%)]                      (158)
OIL SERVICES (2.3%)                                                                                        --------
     2,600 Schlumberger Ltd.                 249             TOTAL NET ASSETS (100.0)                      $ 10,938
                                                                                                           --------

PHARMACEUTICAL (5.4%)
     2,400 AstraZeneca PLC ADR               111
     3,454 Johnson & Johnson                 213
     3,600 MGI Pharma                         71*
     3,700 Novartis AG ADR                   194
                                        --------
                                             589
PUBLISHING & BROADCASTING (1.5%)
     3,000 McGraw-Hill Cos.                  159

RETAIL (5.6%)
     4,200 Home Depot                        175
     2,100 Kohl's Corp.                       97*
     9,550 Staples, Inc.                     221
     2,500 Walgreen Co.                      114
                                        --------
                                             607
SEMICONDUCTORS (8.2%)
     5,400 Applied Materials                  98
       700 Broadcom Corp.                     33*
     3,700 Intel Corp.                       365
       700 Intuit Inc.                        37*
     1,900 Linear Technology                  71
       900 Microchip Technology               30
     3,400 National Semiconductor             88
     5,300 Texas Instruments                 172
                                        --------
                                             894
SOFTWARE (5.0%)
       800 Adobe Systems                      26
     1,200 Electronic Arts                    67*

                                                                                     NEUBERGER BERMAN NOVEMBER  30, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Fasciano Fund
-------------------------------------

NUMBER OF SHARES                                 MARKET VALUE+          NUMBER OF SHARES                            MARKET VALUE+
                                              ($000's omitted)                                                   ($000's omitted)

COMMON STOCKS (87.7%)
                                                                        FINANCIAL SERVICES (3.7%)
BANKING & FINANCIAL (2.5%)                                                    71,700 FactSet Research Systems             2,776E
      188,330 Boston Private Financial                                       115,600 Financial Federal                    4,673E
                Holdings                              5,838E                 136,200 ITLA Capital                         7,144*
       26,500 Wilshire Bancorp                          451                  127,500 W.P. Stewart & Co.                   3,187E
      135,800 Wintrust Financial                      7,629E                 108,200 World Acceptance                     2,980*
                                                  ---------                                                         -----------
                                                     13,918                                                              20,760

BASIC MATERIALS (0.6%)                                                  HEALTH PRODUCTS & SERVICES (8.8%)
      169,900 AMCOL International                     3,457                  200,100 Apria Healthcare Group               4,895*
                                                                             118,800 Computer Programs and Systems        4,783
BIOTECHNOLOGY (1.0%)                                                         900,700 Hooper Holmes                        2,630
       97,100 Techne Corp.                            5,366*                 100,800 ICU Medical                          3,627E*
                                                                             442,700 K-V Pharmaceutical                   8,766E*
BUSINESS SERVICES (7.4%)                                                     142,400 MWI Veterinary Supply                3,322*
      325,387 G & K Services                         12,475                  116,000 SFBC International                   2,446E*
      251,900 Korn/Ferry International                4,338*                 315,100 STERIS Corp.                         7,915
      212,900 Navigant Consulting                     4,345*                 291,477 Young Innovations                   10,621
      144,620 Ritchie Bros. Auctioneers               5,648                                                         -----------
      491,735 Rollins, Inc.                          10,007                                                              49,005
      170,100 Watson Wyatt & Co.                      4,579
                                                  ---------             HEAVY INDUSTRY (1.2%)
                                                     41,392                  263,700 Chicago Bridge & Iron                6,827

CHEMICALS (0.5%)                                                        HOME BUILDERS (1.0%)
      152,100 Rockwood Holdings                       2,774*                  81,800 Beazer Homes USA                     5,724E

CONSUMER DISCRETIONARY (0.2%)                                           INDUSTRIAL & COMMERCIAL PRODUCTS (2.7%)
       31,900 RC2 Corp.                               1,127*                  61,400 Actuant Corp.                        3,257
                                                                              51,900 Middleby Corp.                       4,069*
CONSUMER PRODUCTS & Services (0.8%)                                           26,800 Mine Safety Appliances               1,040
      152,140 Tootsie Roll Industries                 4,596E                 201,200 Modine Manufacturing                 6,698E
                                                                                                                    -----------
                                                                                                                         15,064
COSMETICS (1.0%)
      287,000 Elizabeth Arden                         5,464*
                                                                        INSURANCE (5.5%)
DISTRIBUTOR (4.6%)                                                           268,900 American Equity Investment
      378,900 MSC Industrial Direct                  14,811                           Life Holding                        3,162E
      183,200 ScanSource, Inc.                       10,862E*                234,400 Amerisafe Inc.                       2,304*
                                                  ---------                  327,200 Assured Guaranty                     8,612
                                                     25,673                  402,450 HCC Insurance Holdings              12,295
                                                                              87,500 Hilb, Rogal and Hamilton             3,411E
EDUCATION (0.8%)                                                              17,500 RLI Corp.                              913
      140,000 Universal Technical Institute           4,253*                                                        -----------
                                                                                                                         30,697
ELECTRICAL & ELECTRONICS (1.4%)
      102,400 Daktronics, Inc.                        2,775             INTERNET (1.1%)
      171,100 LoJack Corp.                            4,822*                 131,400 j2 Global Communications             6,272E*
                                                  ---------
                                                      7,597
                                                                        MACHINERY & EQUIPMENT (5.4%)
ENTERTAINMENT (2.0%)                                                         197,700 Bucyrus International                9,272
      207,300 International Speedway                 11,312                  245,800 IDEX Corp.                          10,850
                                                                              77,831 Lindsay Manufacturing                1,445
FILTERS (1.6%)                                                               179,200 Regal-Beloit                         6,324E
      301,200 CLARCOR Inc.                            8,937                   113,679 Robbins & Myers                      2,410
                                                                                                                     -----------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Fasciano Fund cont'd
--------------------------------------------

NUMBER OF SHARES                                 MARKET VALUE+          NUMBER OF SHARES                            MARKET VALUE+
                                              ($000's omitted)                                                   ($000's omitted)
                                                     30,301
                                                                        TOTAL COMMON STOCKS
MANUFACTURING (0.9%)                                                    (COST $377,671)                                 489,366
      156,600 Drew Industries                         4,717E*                                                      ------------

MATERIALS (1.7%)
      458,100 Spartech Corp.                          9,716
                                                                        SHORT-TERM INVESTMENTS (26.0%)
OFFICE (0.7%)
      166,500 Acco Brands                             3,838*              79,834,716 Neuberger Berman Securities
                                                                                      Lending Quality Fund, LLC          79,835++
                                                                          65,000,920 Neuberger Berman Prime Money
OIL SERVICES (5.6%)                                                                   Fund Trust Class                   65,001@
      172,000 CARBO Ceramics                         10,145                                                        ------------
      142,600 FMC Technologies                        5,859E*           TOTAL SHORT-TERM INVESTMENTS
       48,000 Hydril                                  3,077*            (COST $144,836)                                 144,836#
      196,800 Offshore Logistics                      6,032*                                                       ------------
      200,850 TETRA Technologies                      5,885*
                                                  ---------             TOTAL INVESTMENTS (113.7%)
                                                     30,998             (COST $522,507)                                 634,202##
                                                                        Liabilities, less cash, receivables
                                                                          and other assets [(13.7%)]                    (76,270)
                                                                                                                   ------------
PUBLISHING & BROADCASTING (6.9%)                                        TOTAL NET ASSETS (100.0%)                       $557,932
       94,590 Courier Corp.                           3,329                                                        ------------
      533,700 Emmis Communications                   11,122E*
      490,300 Journal Communications                  6,624
      488,000 Journal Register                        7,628
      192,200 Meredith Corp.                          9,802
                                                  ---------
                                                     38,505


RESTAURANTS (2.5%)
      252,200 Ruby Tuesday                            6,133E
      463,400 Steak n Shake                           7,994*
                                                  ---------
                                                     14,127
RETAIL (1.3%)
     175,200 Regis Corp.                              6,999

SEMICONDUCTORS (1.0%)
      179,000 Cabot Microelectronics,                 5,536E*

TECHNOLOGY (4.1%)
      250,900 Kanbay International                    4,155*
      150,500 Landauer, Inc.                          7,360
      336,690 Methode Electronics                     3,518
      291,200 Plantronics, Inc.                       8,043E
                                                  ---------
                                                     23,076
TRANSPORTATION (6.0%)
      191,700 Forward Air                             7,371
      392,495 Heartland Express                       8,364E
      157,200 Hub Group Class A                       6,375E*
      264,900 Landstar System                        11,401
                                                  ---------
                                                     33,511
WASTE MANAGEMENT (3.2%)
      196,400 Stericycle, Inc.                       12,043E*
      166,000 Waste Connections                       5,784E*
                                                 ----------
                                                     17,827

                                  NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Focus Fund
----------------------------------

  NUMBER OF SHARES                           MARKET VALUE+            NUMBER OF SHARES                             MARKET VALUE+
                                            ($000'S OMITTED)                                                      ($000'S OMITTED)

                                                                                                                    ----------
COMMON STOCKS (99.1%)                                                                                                  423,259

AUTOS & HOUSING (1.5%)                                                TOTAL COMMON STOCKS
      450,000 Autoliv, Inc.                     19,692                (COST $938,730)                                1,310,349
                                                                                                                     ---------

CONSUMER GOODS & SERVICES (7.2%)
   1,600,000  Sprint Corp.                      40,064
     941,481  Vertrue Inc.                      34,016 *^             SHORT-TERM INVESTMENTS (6.7%)
   1,000,000  Vodafone Group ADR                21,550
                                             ---------                76,008,200 Neuberger Berman Securities
                                                95,630                            Lending Quality Fund, LLC             76,008++
                                                                      12,925,075 Neuberger Berman Prime Money
ENERGY (2.5%)                                                                     Fund Trust Class                      12,925@
     500,000 Canadian Natural Resources         22,705                                                               ---------
     150,000 EOG Resources                      10,763                TOTAL SHORT-TERM INVESTMENTS
                                             ---------                (COST $88,933)                                    88,933#
                                                33,468                                                               ---------
                                                                      PRINCIPAL AMOUNT
FINANCIAL SERVICES (36.7%)
   1,000,000 American International Group       67,140E
   1,550,000 Bank of America                    71,129E               REPURCHASE AGREEMENTS (0.6%)
   1,400,000 Capital One Financial             116,284
   1,900,000 Citigroup Inc.                     92,245                $8,250,000 Merrill Lynch Repurchase
     302,000 Goldman Sachs                      38,946                            Agreement, 3.93%, due 12/1/05,
   1,500,000 Merrill Lynch                      99,630                            dated 11130105, Maturity Value
                                             ---------                            $8,250,900, Collaterized by
                                               485,374                            $16,875,000 FICO Strip
                                                                                  Principal, due 9/26/19,
HEALTH CARE (2.4%)                                                                (Collateral Value
     600,000 Novartis AG ADR                    31,440                            $8,416,238)
                                                                                  (COST $8,250)                          8,250#
                                                                                                                     ---------
MACHINERY & EQUIPMENT (1.9%)
     650,000 American Standard                  24,752
                                                                      TOTAL INVESTMENTS (106.4%)
MEDIA & ENTERTAINMENT (4.5%)                                          (COST $1,035,913)                              1,407,532##
   1,000,000 Comcast Corp. Class A Special      26,040*               Liabilities, less cash, receivables
   1,000,000 Viacom Inc. Class B                33,400E                  and other assets [(6.4%)]                     (84,710)
                                             ---------                                                               ---------
                                                59,440                TOTAL NET ASSETS (100.0%)
                                                                                                                    $1,322,822
                                                                                                                    ----------
RETAIL (10.4%)
   1,200,000 Home Depot                         50,136
   1,400,000 Select Comfort                     33,558*E
   1,200,000 TJX Cos.                           26,892
     550,000 Wal-Mart Stores                    26,708
                                             ---------
                                               137,294
TECHNOLOGY (32.0%)
   1,100,000 Advanced Micro Devices             28,798*E
   2,200,000 Amdocs Ltd.                        58,146*E
   2,200,000 Flextronics International          22,704*
   3,500,000 International Rectifier           124,110*E
   1,050,000 Jabil Circuit                      34,776*
   5,300,000 Nokia Corp. ADR                    90,524E
   1,051,044 Taiwan Semiconductor
              Manufacturing ADR                 10,069E
   1,200,000 Thermo Electron                    37,020*
     600,000 Tyco International                 17,112



See Notes to Schedule of Investments

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS GENESIS FUND
--------------------------------------

NUMBER OF SHARES                                MARKET VALUE+         NUMBER OF SHARES                              MARKET VALUE+
                                              ($000's OMITTED)                                                    ($000's OMITTED)
COMMON STOCKS (95.8%)                                                      6,722,850 Church & Dwight                     223,333^
                                                                           3,336,700 Matthews International              131,099^
                                                                                                                      ---------
AEROSPACE (0.7%)                                                                                                         593,113
      1,277,100 Curtiss-Wright                       74,838^
                                                                      DEFENSE (8.1%)
AGRICULTURE (0.4%)                                                         2,618,962 Alliant Techsystems                 198,727*^
      2,627,000 UAP Holding                          49,860^               2,033,200 Anteon International                 87,163*^
                                                                           1,526,996 Applied Signal Technology            27,440^
AUTOMOTIVE (0.3%)                                                          1,771,300 CACI International                   98,059*^
      1,877,400 Gentex Corp.                         35,351                3,202,500 DRS Technologies                    158,204^
                                                                           4,339,012 Engineered Support Systems          175,340^
BANKING & Financial (7.0%)                                                 2,410,700 ManTech International                60,364*^
        280,100 Alabama National                     18,571                1,611,200 MTC Technologies                     52,799*^
      1,898,400 Bank of Hawaii                       97,976                  373,860 NCI, Inc. Class A                     4,486*
      1,482,619 Bank of the Ozarks                   55,005^               1,519,000 SRA International                    46,527*
      1,139,494 BOKFinancial                         54,206                                                           ---------
        575,900 Central Pacific Financial            21,078                                                              909,109
      1,229,200 Colonial BancGroup                   30,619
      1,670,900 Cullen/Frost Bankers                 89,995           DIAGNOSTIC EQUIPMENT (1.9%)
        966,800 Dime Community Bancshares            14,318                2,115,897 Biosite Inc.                        124,796*^
      3,177,400 East West Bancorp                   120,233^               3,473,500 Cytyc Corp.                          95,556*
          3,500 First Community Bancorp                 181                                                           ----------
        897,500 Frontier Financial                   29,061                                                              220,352
        602,539 Glacier Bancorp                      19,835           FILTERS
        382,200 Harbor Florida Bancshares            14,394                5,079,722 CLARCOR Inc.                        150,716^
        759,621 Main Street Banks                    21,095                3,002,400 Donaldson Co.                       100,400
        787,550 OceanFirst Financial                 18,980^                                                          ---------
        803,370 Prosperity Bancshares                24,583                                                              251,116
        400,000 Signature Bank                       11,516*          FINANCIAL SERVICES (0.3%)
      1,042,162 Sterling Bancshares                  16,247                  780,100 FactSet Research Systems             30,206
      1,038,552 Texas Regional Bancshares            30,274
      2,355,900 UCBH Holdings                        41,558           FINANCIAL TECHNOLOGY (1.4%)
      1,184,000 Westamerica Bancorp                  64,694                3,400,437 Fair Isaac                          155,808^
                                                    ------
                                                    794,419
                                                                      FOOD PRODUCTS (0.2%)
BUILDING, CONSTRUCTION & Furnishing                                          429,008 J & J Snack Foods                    26,058
(1.1%)
      3,043,600 Simpson Manufacturing               124,727^          HEALTH CARE (11.9%)
                                                                           3,212,000 Charles River Laboratories
BUSINESS SERVICES (3.0%)                                                              International                      146,339*
      2,761,300 Arbitron Inc.                       106,586^                 437,366 Datascope Corp.                      15,352
      3,802,731 Copart, Inc.                         95,753*               1,938,100 DENTSPLY International              107,817
      2,038,000 Harte-Hanks                          53,518                2,232,300 Diagnostic Products                 101,681^
      2,174,300 Ritchie Bros. Auctioneers            84,906^               4,549,600 Henry Schein                        194,040*^
                                                    -------                2,403,586 IDEXX Laboratories                  171,977*^
                                                    340,763                3,059,250 K-V Pharmaceutical                   60,573*^
CAPITAL EQUIPMENT (2.3%)                                                   4,526,000 Mentor Corp.                        220,597^
      1,328,700 Bucyrus International                62,316^               3,993,800 Patterson Companies                 139,543
      2,516,800 Joy Global                          133,114                2,580,000 Respironics, Inc.                    99,794*
      1,071,700 Terex Corp.                          66,038*               2,326,432 Taro Pharmaceutical Industries       30,918*^
                                                    -------                1,933,494 VCA Antech                           54,061*
                                                    261,468                                                           ---------
                                                                                                                       1,342,692
CONSUMER PRODUCTS & Services (5.3%)
      5,489,450 Alberto-Culver Class B              238,681^          HEALTH PRODUCTS & SERVICES (2.0%)
                                                                           2,503,675 Arrow International                  74,685^

See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS GENESIS FUND CONT'D
-------------------------------------------

NUMBER OF SHARES                                MARKET VALUE+         NUMBER OF SHARES                              MARKET VALUE+
                                              ($000's OMITTED)                                                    ($000's OMITTED)
        975,800 ICU Medical                          35,109*^              1,325,000 Pioneer Drilling                     23,214*
        577,200 STERIS Corp.                         14,499                3,264,850 Quicksilver Resources               123,607*
      2,231,200 Sybron Dental Specialties            97,593*^              7,670,000 Southwestern Energy                 261,317*
                                                   --------                2,979,400 St. Mary Land & Exploration         106,126^
                                                    221,886                  978,290 Swift Energy                         45,187*
                                                                           2,609,900 Unit Corp.                          141,352*^
HEAVY INDUSTRY (0.9%)                                                      9,375,000 UTS Energy                           34,933*
      4,121,700 Chicago Bridge & Iron               106,711                  666,000 Western Gas Resources                31,755
                                                                           2,662,200 Western Oil Sands Class              61,618*
                                                                           7,279,000 XTO Energy                          296,182
                                                                                                                      ----------
INDUSTRIAL & COMMERCIAL PRODUCTS                                                                                       1,826,391
(3.5%)
      3,196,900 Brady Corp.                         119,820^          OIL SERVICES (7.2%)
      2,313,432 Dionex Corp.                        109,263*^              2,343,320 Cal Dive International              170,149*^
        879,600 Pentair, Inc.                        33,601                  909,100 Helmerich & Payne                    52,746
      3,269,400 Roper Industries                    128,814                1,114,742 Hydril                               71,455*
                                                   --------                  227,600 Nabors Industries                    15,934*
                                                    391,498                5,303,189 National-Oilwell Varco              321,479*
                                                                             818,400 Oceaneering International            41,738*
                                                                             636,000 Offshore Logistics                   19,493*
                                                                             201,100 OPTI Canada                           6,029*
                                                                             971,400 Patterson-UTI Energy                 30,347
INSURANCE (3.1%)                                                           2,320,000 Smith International                  87,673
      1,384,000 Arthur J. Gallagher                  42,143                                                           ----------
      3,669,600 Brown & Brown                       107,079                                                              817,043
      1,206,907 Erie Indemnity                       63,966
      1,462,200 HCC Insurance Holdings               44,670           PACKING & Containers (1.7%)
      1,919,287 W. R. Berkley                        89,477                3,478,600 AptarGroup Inc.                     190,801^
                                                   --------
                                                    347,335           PHARMACEUTICAL (1.6%)
                                                                           3,062,700 Pharmaceutical Product
                                                                                      Development                        178,525^

MANUFACTURING (0.0%)                                                  PUBLISHING & BROADCASTING (1.1%)
      112,500 Reddy Ice Holdings                      2,432                    7,000 Journal Communications                   94
                                                                           1,914,000 R.H. Donnelley                      120,544*^
                                                                                                                      ----------
                                                                                                                         120,638
MEDICAL SERVICES (1.5%)
      2,292,318 AmSurg Corp.                         55,268*^         RESTAURANTS (0.7%)
      1,502,200 Renal Care Group                     70,528*               1,231,500 IHOP Corp.                           58,866^
      2,116,190 Wright MedicalGroup                  41,033*^                818,999 Lone Star Steakhouse &  Saloon       18,976
                                                   --------                                                           ----------
                                                    166,829                                                               77,842

                                                                      RETAIL (3.4%)
                                                                           2,278,049 Big 5 Sporting Goods                 54,878^
                                                                           1,455,000 Hibbett Sporting Goods               43,592*
METALS (0.5%)                                                              2,366,800 Michaels Stores                      88,518
      5,829,400 Ivanhoe Mines                        42,555*               2,490,700 Regis Corp.                          99,504^
        443,818 Royal Gold, Inc.                     11,548                1,731,138 School Specialty                     63,775*^
                                                   --------                  558,300 Tractor Supply                       30,070*
                                                     54,103                                                           ----------
                                                                                                                         380,337
MINING (0.7%)
      3,515,700 Compass Minerals International       84,658^
                                                                      TECHNOLOGY (3.8%)
                                                                           3,840,400 Electronics for Imaging             107,262*^
                                                                             586,300 Kronos Inc.                          27,750*
OFFICE EQUIPMENT (1.3%)
      3,074,200 United Stationers                   150,636*^

OIL & GAS (16.2%)
      1,154,100 Cabot Oil & Gas                      48,715
      1,550,300 CARBO Ceramics                       91,437^
      1,192,527 Carrizo Oil & Gas                    30,207*
        272,500 Chesapeake Energy                     7,889
      1,814,380 Cimarex Energy                       70,598
      1,933,700 Comstock Resources                   59,307*
      7,354,600 Denbury Resources                   166,508*^
      3,994,500 Encore Acquisition                  123,989*^
      1,093,200 Energy Partners                      25,297*
      1,414,200 KCS Energy                           36,981*
        868,400 Newfield Exploration                 40,172*



SCHEDULE OF INVESTMENTS GENESIS FUND CONT'D
-------------------------------------------

NUMBER OF SHARES                                MARKET VALUE+
                                              ($000's OMITTED)

      1,361,000 MICROS Systems                       65,750*
      4,939,647 Zebra Technologies                  222,926*^
                                               ------------
                                                    423,688
TECHNOLOGY - SEMICONDUCTOR (0.5%)
      1,693,900 Cognex Corp.                         52,409

TOTAL COMMON STOCKS
(COST $6,748,339)                                10,803,642
                                               ------------


SHORT-TERM INVESTMENTS (4.4%)

      493,069,921 Neuberger Berman Prime Money
                   Fund Trust Class
                  (COST $493,070)                   493,070#@
                                               ------------
TOTAL INVESTMENTS (100.2%)
(COST $7,241,409)                                11,296,712##
Liabilities, less cash, receivables
   and other assets [(0.2%)]                       (27,675)
                                               ------------
TOTAL NET ASSETS (100.0%)                       $11,269,037
                                               ------------

                                                                                   NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Fund
-------------------------------------

 NUMBER OF SHARES                               MARKET VALUE+      NUMBER OF SHARES                               MARKET VALUE+
                                             ($000's omitted)                                                  ($000's omitted)
COMMON STOCKS (97.4%)                                              OIL SERVICES (0.6%)
                                                                          97,700 Schlumbcrger Ltd.                       9,353
AUTOMOTIVE (3.0%)
    489,100 Toyota Motor ADR                       47,320E         PHARMACEUTICAL (5.4%)
                                                                         494,550 Millipore Corp.                        31,582*
                                                                       1,032,800 Novartis AG ADR                        54,119E
BANKING & FINANCIAL (4.3%)                                                                                          ----------
  1,175,800 State Street                           67,832                                                               85,701
                                                                   REAL ESTATE (1.5%)
                                                                         523,900 AMB Property                           24,498E
CONSUMER DISCRETIONARY (3.7%)
    404,900 BorgWarner Inc                         24,294          TECHNOLOGY (6.4%)
  2,236,327 Discovery Holding                      34,909*E            1,505,500 Dell Inc.                              45,406*
                                                 --------              2,137,200 National Instruments                   55,161
                                                   59,203                                                           ----------
CONSUMER STAPLES (2.7%)                                                                                                100,567
    839,200 Costco Wholesale                       41,943
                                                                   TECHNOLOGY - SEMICONDUCTOR (9.0%)
DEFENSE (3.3%)                                                         3,730,900 Altera Corp.                          68,126*E
    705,600 L-3 Communications Holdings            52,567              2,273,000 Texas Instruments                     73,827E
                                                                                                                    ----------
                                                                                                                       141,953
ENERGY (2.2%)
    525,000 BP PLC ADR                             34,566E         TECHNOLOGY - SEMICONDUCTOR CAPITAL
                                                                   EQUIPMENT (3.1%)
FINANCIAL SERVICES (7.3%)                                              3,353,150 Teradyne, Inc.                         49,057*E
  1,045,764 Citigroup Inc.                         50,772E
    529,200 Freddie Mac                            33,048          TELECOMMUNICATIONS (3.7%)
    242,500 Goldman Sachs                          31,173E             2,738,200 Vodafone Group ADR                     59,008E
                                                 --------
                                                  115,093          TRANSPORTATION (3.8%)
HEALTH PRODUCTS & Services (5.6%)                                        747,150 Canadian National Railway              59,667E
    857,400 Quest Diagnostics                      42,497E
    772,400 UnitedHealth Group                     46,236          UTILITIES (4.0%)
                                                 --------              6,473,132 National Grid                          59,869
                                                   89,183                 67,218 National Grid ADR                       3,114E
                                                                                                                    ----------
INDUSTRIAL (4.3 %)                                                                                                      62,983
  1,234,000 Danaher Corp                           68,487E
                                                                   WASTE MANAGEMENT (4.3%)
INSURANCE (6.6%)                                                         834,000 Republic Services                      29,899
    295,800 Progressive Corp.                      36,380E             1,259,600 Waste Management                       37,675
  1,807,200 Willis Group Holdings                  67,391E                                                          ----------
                                                 --------                                                               67,574
                                                  103,771
MEDIA (9.0%)                                                       TOTAL COMMON STOCKS
  1,384,000 Comcast Corp. Class A Special          36,039*         (COST $1,150,718)                                 1,539,702
  1,425,463 Liberty Global Class A                 31,802*                                                          ----------
  1,425,463 Liberty Global Class C                 29,607*E
  5,870,376 Liberty Media                          45,085*E
                                                 --------          SHORT-TERM INVESTMENTS (23.9%)
                                                  142,533
OIL & GAS (3.6%)                                                     336,909,206 Neuberger Berman Securities
    213,850 Cimarex Energy                          8,321*E                        Lending Quality Fund, LLC           336,909++
  1,048,900 Newfield Exploration                   48,522*            40,154,331 Neuberger Berman Prime Money
                                                 --------                          Fund Trust Class                     40,154@
                                                   56,843                                                           ----------
                                                                   TOTAL SHORT-TERM INVESTMENTS

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Guardian Fund con't
-------------------------------------------

 NUMBER OF SHARES                               MARKET VALUE+
                                             ($000's omitted)

(COST $377,063)                                   377,063#
                                                ---------

TOTAL INVESTMENTS (121.3%)
(COST $1,527,781)                               1,916,765##
Liabilities, less cash, receivables
  and other assets [(21,3%)]                     (336,776)
                                                ---------
TOTAL NET ASSETS (100.0%)                       1,579,989
                                                ---------

                                                                                     NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS International Fund
------------------------------------------

NUMBER OF SHARES                   MARKET VALUE+               NUMBER OF SHARES                         MARKET VALUET+
                                ($000'S OMITTED)                                                      ($000'S OMITTED)
COMMON STOCKS (90.4%)                                                79,170 Wincor Nixdorf AG                     7,746
                                                                                                            -----------
                                                                                                                 20,382
ARGENTINA (1.2%)
     101,740 Tenaris SA ADR                        11,375      GREECE (1.0%)
                                                                     19,875 Public Power Corp.                      413
                                                                    265,420 Titan Cement                          9,394
AUSTRALIA (3.3%)                                                                                            -----------
   9,462,488 Hardman Resources                     13,212*                                                        9,807
   1,222,326 Timbercorp Ltd.                        2,578
     657,262 Woodside Petroleum                    16,866
                                               ----------      HONG KONG (1.8%)
                                                   32,656        21,828,000 TPV Technology                       18,269E

BELGIUM (3.4%)                                                 IRELAND (8.9%)
     328,692 Euronav SA                             9,245           368,747 Allied Irish Banks                    7,956
     238,090 Fortis                                 7,054         1,793,755 Anglo Irish Bank                     24,633
     422,699 InBev NV                              17,842         3,466,127 C&C Group                            21,207
                                               ----------           690,841 CRH PLC                              18,271
                                                   34,141         3,804,035 Dragon Oil PLC                       10,287*
                                                                    714,738 Grafton Group PLC                     6,684*
BRAZIL (2.7%)                                                                                               -----------
    155,500 Natura Cosmeticos                       6,630                                                        89,038
    307,070 Petroleo Brasileiro ADR                20,758
                                               ----------
                                                   27,388      ITALY (1.4%)
                                                                    551,160 Indesit Co.                           5,344
                                                                  1,253,903 Milano Assicurazioni                  8,413
CANADA (10.3%)                                                                                              -----------
    406,700 Canadian Natural Resources             18,419                                                        13,757
    417,270 Canadian Western Bank                  12,310E
    467,900 Corus Entertainment Inc., B                        JAPAN (16.6%)
             Shares                                11,623            91,290 Acorn Co.                             5,432
  1,081,527 Great Canadian Gaming                  14,703*          398,600 Aica Kogyo                            4,915E
    504,273 MacDonald Dettwiler                    14,626*        2,460,000 Brother Industries                   22,856E
    176,700 Suncor Energy                          10,041           404,000 CHIYODA Corp.                         7,827E
    453,155 Talisman Energy                        21,649           429,000 F.C.C. Co.                           19,732
                                               ----------               505 Fullcast Co.                          1,534
                                                  103,371         1,001,500 Heiwa Corp.                          13,400E
                                                                    633,900 Mars Engineering                     15,161
DENMARK (0.2%)                                                      254,300 Maruichi Steel Tube                   5,268E
      2,310 Topdanmark A/S                            188*E         506,100 NAMCO BANDAI                          7,675*
     46,670 Trygvesta A/S                           2,119*E         761,800 Nissan Motor                          7,827
                                               ----------           255,000 Nissha Printing                       6,265E
                                                    2,307           221,800 Nissin Healthcare Food Service        3,217E
FINLAND (0.2%)                                                      349,300 PLENUS Co.                            8,776
    113,300 Orion Oyj, B Shares                     2,008E          679,000 Ricoh Co.                            11,849
                                                                    774,000 Takuma Co.                            5,748
FRANCE (5.5%)                                                       455,400 Tamron Co.                            5,812E
    185,300 BNP Paribas                            14,602           495,500 TENMA Corp.                           8,932
     72,529 Ipsos                                   8,891           217,700 TKC Corp.                             4,138
    146,810 Publicis Groupe                         4,965                                                   -----------
    151,064 Saft Groupe SA                          3,463*                                                      166,364
     56,134 Societe Generale                        6,657
    129,215 Total SA ADR                           16,112E     KOREA (3.2%)
                                               ----------           370,940 Dongbu Insurance                      6,314
                                                   54,690           322,670 Kangwon Land                          6,384
                                                                    128,270 KT Corp.                              5,245
GERMANY (2.0%)                                                      156,685 KT Corp. ADR                          3,420
      50,213 Continental AG                         4,252            55,653 SK Telecom                           10,497
      64,230 Premiere AG                            1,820*                                                  -----------
     174,655 Rhoen-Klinikum AG                      6,564                                                        31,860


See Notes to Schedule of Investments


                                                                                     NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Fund cont'd
-------------------------------------------------

NUMBER OF SHARES                   MARKET VALUE+               NUMBER OF SHARES                         MARKET VALUET+
                                ($000'S OMITTED)                                                      ($000'S OMITTED)
NETHERLANDS (2.1%)                                             PREFERRED STOCKS (4.9%)
     245,127 Imtech NV                              8,020
     471,271 TNT NV                                12,678      BRAZIL (3.1%)
                                               ----------           546,700 Companhia Vale do Rio Doce ADR       20,687
                                                   20,698           610,000 Ultrapar Participacoes                9,832
                                                                                                            -----------
                                                                                                                 30,519
NORWAY (1.4%)
     396,960 Prosafe ASA                           14,121
                                                               GERMANY (1.8%)
SINGAPORE (1.0%)                                                     24,545 Porsche AG                           18,260
   1,029,000 DBS Group                              9,960

                                                               TOTAL PREFERRED STOCKS
SOUTH AFRICA (0.2%)                                            (COST $44,235)                                    48,779
     711,871 Steinhoff International                1,890*                                                  -----------

SPAIN (0.9%)
     333,878 Banco Popular Espanol                  4,028
     119,442 Telefonica SA ADR                      5,282      SHORT-TERM INVESTMENTS (9.2%)
                                               ----------
                                                    9,310         57,197,27 Neuberger Berman Securities
                                                                             Lending Quality Fund, LLC           57,197++
SWEDEN (2.0%)                                                    35,163,929 Neuberger Berman Prime Money
     201,035 Capio AB                               3,540*                   Fund Trust Class                    35,164@
     119,600 ForeningsSparbanken AB                 3,058E                                                  -----------
     405,400 Lundin Petroleum AB                    4,109*E    TOTAL SHORT-TERM INVESTMENTS
     554,200 Nobia AB                               9,680E     (COST $92,361)                                    92,361#
                                               ----------                                                  ------------
                                                   20,387

                                                               TOTAL INVESTMENTS (104.5%)
SWITZERLAND (0.2%)                                             (COST $943,062)                                1,046,415##
  25,394 Advanced Digital Broadcast                 1,989*     Liabilities, less cash, receivables
                                                               and other assets [(4.5%)]                       (44,728)
                                                                                                            -----------
UNITED KINGDOM (20.9%)                                         TOTAL NET ASSETS (100.0%)                     $1,001,687
   2,667,895 Amlin PLC                             11,059                                                   -----------
     848,875 Amlin PLC - Rfd                        3,411*
   1,707,386 Barclays PLC                          17,367
     743,368 Barratt Developments                  11,626
   1,359,589 Burren Energy                         21,307
     138,709 G1axoSmithKline PLC                    3,433
   1,434,318 Kensington Group                      18,827
   6,165,641 MFI Furniture Group                    7,985
     465,170 NETeller PLC                           5,149*
     763,777 Northern Rock                         10,981
   1,154,811 Punch Taverns PLC                     16,531
   1,731,056 Redrow PLC                            14,553
   3,408,104 RPS Group                              9,283
     287,087 Shire Pharmaceuticals                  3,508
   1,018,050 Trinity Mirror                        10,685
   4,113,846 Tullow Oil PLC                        18,783
   7,132,015 Vodafone Group                        15,368
   1,099,660 William Hill                           9,651
                                               ----------
                                                  209,507
Total Common Stocks
(Cost $806,466)                                   905,275
                                               ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS International Institutional Fund
--------------------------------------------------------

NUMBER OF SHARES                             MARKET VALUE+         NUMBER OF SHARES                              MARKET VALUE+
                                           ($000's omitted)                                                    ($000's omitted)
COMMON STOCKS (79.8%)
                                                                   GREECE (0.9%)
ARGENTINA (1.0%)                                                           1,940 Public Power                             40
       10,220 Tenaris SA ADR                         1,142                27,990 Titan Cement                            991
                                                                                                                     -------
AUSTRALIA (3.3%)                                                                                                       1,031
    1,034,270 Hardman Resources                      1,444*        HONG KONG (1.3%)
      116,910 Timbercorp Ltd.                          247             1,759,000 TPV Technology                        1,472
       80,010 Woodside Petroleum                     2,053
                                                   -------
                                                     3,744         IRELAND (8.1%)
                                                                          46,250 Allied Irish Banks                      996
BELGIUM (2.8%)                                                           210,060 Anglo Irish Bank                      2,891
       24,660 Euronav SA                               694               371,030 C&C Group                             2,266
       16,610 Fortis                                   492                62,906 CRH PLC                               1,663
       46,580 InBev NV                               1,966               361,885 Dragon Oil PLC                          979*
                                                   -------                47,600 Grafton Group PLC                       445*
                                                     3,152                                                           ---------
                                                                                                                       9,240
BRAZIL (1.8%)
       30,890 Petroleo Brasileiro ADR                2,088         ITALY (1.4%)
                                                                           76,500 Indesit Co.                            742
                                                                          132,190 Milano Assicurazioni                   887
CANADA (8.8%)                                                                                                       ---------
       35,600 Canadian Natural Resources             1,612                                                             1,629
       32,000 Canadian Western Bank                    944
       33,150 Corus Entertainment Inc. B                           JAPAN (14.7%)
               Shares                                  824                 10,590 Acorn Co.                              630
      109,190 Great Canadian Gaming                  1,484*                36,400 Aica Kogyo                             449E
       57,325 MacDonald Dettwiler                    1,663*               272,000 Brother Industries                   2,527
       20,400 Suncor Energy                          1,159                 39,000 CHIYODA Corp.                          756E
       49,500 Talisman Energy                        2,365                 41,300 F.C.C. Co.                           1,900
                                                   -------                     49 Fullcast Co.                           149
                                                    10,051                 79,700 Heiwa Corp.                          1,066E
                                                                           54,800 Mars Engineering                     1,311
DENMARK (0.2%)                                                             37,200 Maruichi Steel Tube                    771E
          220 Topdanmark A/S                            18*                49,850 NAMCO BANDAI                           756*
        4,720 Trygvesta A/S                            214*                87,200 Nissan Motor                           896
                                                   -------                 28,000 Nissha Printing                        688
                                                       232                 25,400 Nissin Healthcare Food Service         368
                                                                           39,000 PLENUS Co.                             980
FINLAND (0.4%)                                                             43,000 Ricoh Co.                              750
       24,200 Orion Oyj, B shares                      429                 67,000 Takuma Co.                             498
                                                                           52,200 Tamron Co.                             666
                                                                           49,900 TENMA Corp.                            899
FRANCE (4.5%)                                                              34,200 TKC Corp.                              650
       20,030 BNP Paribas                            1,579                                                         ---------
        7,970 Ipsos                                    977                                                            16,710
       12,010 Publicis Groupe                          406
        6,585 Saft Groupe SA                           151*
        6,090 Societe Generale                         722
       10,250 Total SA ADR                           1,278         KOREA (1.7%)
                                                   ---------               41,480 KT Corp. ADR                           906
                                                     5,113                 49,840 SK Telecom ADR                       1,053
                                                                                                                    ---------
GERMANY (1.8%)                                                                                                         1,959
        6,130 Continental AG                           519
       10,240 Premiere AG                              290*        NETHERLANDS (1.9%)
       21,500 Rhoen-Klinikum AG                        808                 21,993 Imtech NV                              719
        4,760 Wincor Nixdorf AG                        466                 54,820 TNT NV                               1,475
                                                   ---------                                                        ---------
                                                     2,083                                                             2,194

See Notes to Schedule of Investments

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS International Institutional Fund Cont'd
---------------------------------------------------------------

NUMBER OF SHARES                             MARKET VALUE+         NUMBER OF SHARES                              MARKET VALUE+
                                           ($000's omitted)                                                    ($000's omitted)
                                                                                                                       2,273

NORWAY (1.2%)
       37,750 Prosafe ASA                            1,343         GERMANY (1.6%)
                                                                            2,499 Porsche AG                           1,859
SINGAPORE (0.9%)
      105,000 DBS Group                              1,016         TOTAL PREFERRED STOCKS
                                                                   (COST $3,956)                                       4,132
                                                                                                                    ---------
SOUTH AFRICA (0.1%0)
       61,690 Steinhoff International                  164*

SPAIN (1.2%)
       48,470 Banco Popular Espanol                    585         SHORT-TERM INVESTMENTS (8.8%)
       17,010 Telefonica SA ADR                        752
                                                 ---------              7,309,926 Neuberger Berman Prime Money
                                                     1,337                         Fund Trust Class                    7,310@
                                                                        2,706,827 Neuberger Berman Securities
SWEDEN (1.8%)                                                                      Lending Quality Fund, LLC           2,707++
       18,600 Capio AB                                 327*                                                          ---------
       61,000 Lundin Petroleum AB                      618*        Total Short-Term Investments
       61,400 Nobia AB                               1,073E        (Cost $10,017)                                     10,017#
                                                 ---------                                                          ---------
                                                     2,018
                                                                   TOTAL INVESTMENTS (92.2%)
SWITZERLAND (0.1 %)                                                (COST $102,866)                                   105,110##
        2,310 Advanced Digital Broadcast               168*        Cash, receivables and other assets,
                                                                   less liabilities (7.8%)                             8,908
                                                                                                                    ---------
UNITED KINGDOM (19.9%)                                             TOTAL NET ASSETS (100.0%)                        $114,018
      251,843 Amlin PLC                              1,044                                                          ---------
       61,254 An-din PLC - Rfd                         246*
      150,100 Barclays PLC                           1,527
       88,380 Barratt Developments                   1,382
      159,960 Burren Energy                          2,507
       31,800 G1axoSmithKline PLC                      787
      166,990 Kensington Group                       2,192
      639,140 MFIFurniture Group                       828
       40,990 NETeller PLC                             454*
       85,430 Northern Rock                          1,228
      102,210 Punch Taverns PLC                      1,463
      182,365 Redrow PLC                             1,533
      373,410 RPS Group                              1,017
       39,690 Shire Pharmaceuticals                    485
      100,160 Trinity Mirror                         1,051
      485,440 Tullow Oil PLC                         2,216
      818,830 Vodafone Group                         1,764
      104,990 William Hill                             922
                                                 ---------
                                                    22,646
TOTAL COMMON STOCKS
(COST $88,893)                                      90,961
                                                 ---------


PREFERRED STOCKS (3.6%)

BRAZIL (2.0%)
       41,780 Companhia Vale do Rio Doce ADR         1,581
       43,200 Ultrapar Participacoes ADR               692
                                                 ---------




See Notes to Schedule of Investments

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS MANHATTAN FUND
--------------------------------------

NUMBER OF SHARES                                MARKET VALUE+         NUMBER OF SHARES                              MARKET VALUE+
                                              ($000's OMITTED)                                                    ($000's OMITTED)
COMMON STOCKS (99.6%)                                                       42,000 Fortune Brands                         3,274
                                                                            47,000 Harman International
AEROSPACE (2.0%)                                                                     Industries                           4,583
       55,000 Precision Castparts                    2,805                  72,500 XM Satellite Radio Holdings            2,121*E
       93,000 Rockwell Collins                       4,250                                                              -------
                                                   -------                                                               13,312
                                                     7,055

                                                                      CONSUMER STAPLES (1.9%)
BASIC MATERIALS (2.3%)                                                      90,000 Shoppers Drug Mart                     3,079
      120,000 Airgas, Inc.                           3,732                  26,000 Whole Foods Market                     3,829E
       57,500 Peabody Energy                         4,534                                                              -------
                                                   -------                                                                6,908
                                                     8,266

                                                                      DIAGNOSTIC EQUIPMENT (1.7%)
BIOTECHNOLOGY (4.9%)                                                       180,000 Cytyc Corp.                            4,952*E
      115,000 Celgene Corp.                          7,006*                 15,000 IDEXX Laboratories                     1,073*
      110,000 Gilead Sciences                        5,576*                                                             --------
       44,000 Idenix Pharmaceuticals                   913*E                                                              6,025
       42,000 Invitrogen Corp.                       2,799*           ELECTRICAL & ELECTRONICS (0.8%)
       45,000 Vertex Pharmaceuticals                 1,148*E                88,000 Jabil Circuit                          2,915*
                                                   -------
                                                    17,442
                                                                      ENERGY (8.7%)
BUILDING MATERIALS (0.2%)                                                   77,000 Canadian Natural Resources             3,496
        7,500 Eagle Materials                          862E                 68,500 GlobalSantaFe Corp.                    3,107
                                                                            40,000 Maverick Tube                          1,522*E
BUSINESS SERVICES (8.9%)                                                    80,000 National-Oilwell Varco                 4,850*
      119,500 Alliance Data Systems                  4,609*E                70,000 Quicksilver Resources                  2,650*E
       93,500 CB Richard Ellis Group                 5,189*                 92,500 Range Resources                        3,445
      103,500 Corporate Executive Board              8,954                 132,600 Smith International                    5,011
       55,500 Getty Images                           5,066*E               175,000 XTO Energy                             7,121
       21,500 Iron Mountain                            887*E                                                            -------
       40,000 Laureate Education                     2,023*E                                                             31,202
       90,000 Monster Worldwide                      3,501*           FINANCIAL SERVICES (5.8%)
       38,000 NAVTEQ                                 1,596*                 19,000 Chicago Mercantile Exchange            6,729E
                                                   -------                  50,000 LeggMason                              6,132
                                                    31,825                  85,000 Moody's Corp.                          5,113
BUSINESS SERVICES - IT BUSINESS                                             65,500 Nuveen Investments                     2,716E
SERVICES (0.5%)                                                                                                         -------
       30,000 DST Systems                            1,784*                                                              20,690
                                                                      HEALTH CARE (5.5%)
CAPITAL EQUIPMENT (2.5%)                                                    35,000 American Healthways                    1,554*
       94,500 Danaher Corp.                          5,245E                 50,000 Cemer Corp.                            4,820*E
      113,300 Donaldson Co.                          3,789                  40,000 Gen-Probe                              1,847*
                                                   -------                  37,500 IMS Health                               917
                                                     9,034                  72,000 Omnicare, Inc.                         4,100
COMMUNICATIONS EQUIPMENT (2.5%)                                            128,500 VCA Antech                             3,593*E
       45,000 ADC Telecommunications                   929*                 72,000 WellCare Health Plans                  2,843*
       20,500 Harris Corp.                             914                                                              -------
      145,000 Juniper Networks                       3,261*                                                              19,674
       65,000 Scientific-Atlanta                     2,751            INDUSTRIAL (3.7%)
      120,000 Tellabs, Inc.                          1,231*                159,000 Fastenal Co.                           6,312E
                                                   -------                  66,000 Rockwell International                 3,725
                                                     9,086                  45,000 W.W. Grainger                          3,160
                                                                                                                        -------
CONSUMER DISCRETIONARY (3.7%)                                                                                            13,197
       78,750 Advance Auto Parts                     3,334*

See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS MANHATTAN FUND CONT'D
---------------------------------------------

NUMBER OF SHARES                                MARKET VALUE+         NUMBER OF SHARES                              MARKET VALUE+
                                              ($000's OMITTED)                                                    ($000's OMITTED)
INSURANCE (0.5%)
       49,000 Endurance Specialty Holdings           1,688            TECHNOLOGY (4.3%)
                                                                            33,700 Agilent Technologies                   1,202*
LEISURE (5.7%)                                                              52,000 Akamai Technologies                    1,038*
       82,500 Gaylord Entertainment                  3,569*                 46,500 CACI International                     2,574*
       75,000 Hilton Hotels                          1,644                 155,000 Cognizant Technology Solutions         7,531*
       67,500 Marriott International                 4,361                  47,500 Comverse Technology                    1,245*
       85,000 MGM MIRAGE                             3,239*                 40,000 Logitech International ADR             1,832*
      106,500 Station Casinos                        7,385                                                              -------
                                                   -------                                                               15,422
                                                    20,198
                                                                      TELECOMMUNICATIONS (5.9%)
 MEDICAL EQUIPMENT (5.5%)                                                  146,500 American Tower                         3,998*
       91,000 C. R. Bard                             5,903                 140,000 Leap Wireless International            5,329*
      105,000 Kyphon, Inc.                           4,461*E               270,000 Nextel Partners                        7,155*
      110,000 ResMed, Inc.                           4,488*                103,000 NII Holdings                           4,475*
       96,000 Varian Medical Systems                 4,879*E                                                            -------
                                                   -------                                                               20,957
                                                    19,731
                                                                      TRANSPORTATION (1.4%)
METALS (0.3%)                                                              124,000 C. H. Robinson Worldwide               5,016
        7,000 Phelps Dodge                             950
                                                                      UTILITIES (0.5%)
OIL & GAS (1.6%)                                                            53,000 Energen Corp.                          1,945
      191,000 Denbury Resources                      4,324*
       67,500 Western Oil Sands Class A              1,563*           TOTAL COMMON STOCKS                               356,137
                                                   -------            (Cost $237,121)                                   -------
                                                     5,887

RETAIL (6.4%)
       60,000 AnnTaylor Stores                       1,820*
      248,000 Coach, Inc.                            8,538*E          SHORT-TERM INVESTMENTS (11.9%)
       46,500 Michaels Stores                        1,739
      155,000 Nordstrom, Inc.                        5,716
       42,500 Tiffany & Co.                          1,730
       72,000 Urban Outfitters                       2,222*             42,412,289 Neuberger Berman Securities
       21,500 Williams-Sonoma                          933*                         Lending Quality Fund, LLC            42,412#++
                                                   -------                          (Cost $42,412)                      -------
                                                    22,698
                                                                                                                        -------

SEMICONDUCTORS (9.0%)
       55,000 Advanced Micro Devices                 1,440*
       48,000 Analog Devices                         1,820            TOTAL INVESTMENTS (111.5%)
       62,500 Broadcom Corp.                         2,909*           (COST $279,533)                                   398,549##
       20,000 KLA-Tencor                             1,024            Liabilities, less cash, receivables
       46,500 Linear Technology                      1,735               and other assets [(11.5%)]                     (41,007)
       97,500 Marvell Technology Group               5,415*                                                            ---------
      130,000 MEMC Electronic Materials              2,909*           TOTAL NET ASSETS (100.0%)                        $357,542
      128,000 Microchip Technology                   4,270                                                             ---------
      204,900 Microsemi Corp.                        5,686*E
      121,500 National Semiconductor                 3,144
       41,500 Varian Semiconductor Equipment         1,827*
                                                   -------
                                                    32,179
SOFTWARE (2.9%)
      140,000 Activision, Inc.                       1,863*
       91,000 Autodesk, Inc.                         3,797
       65,500 McAfee, Inc.                           1,822*
       85,000 Salesforce.com, Inc.                   2,707*
                                                   -------
                                                    10,189


                                                                                NEUBERGER BERMAN NOVEMBER30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS MILLENNIUM FUND
---------------------------------------

NUMBER OF SHARES                           MARKET VALUE+          NUMBER OF SHARES                            MARKET VALUET+
                                         ($000's omitted)                                                    ($000's omitted)
COMMON STOCKS (98.3%)                                                 19,600 Radiation Therapy Services                743E*
                                                                      15,000 Techne Corp.                              829E*
AEROSPACE (1.0%)                                                      39,200 Thoratec Corp.                            802E*
      28,000 AAR Corp.                            572                 15,750 United Surgical Partners
                                                                               International                           547E*
                                                                      29,600 VCA Antech                                827*
                                                                                                                ----------
BANKING & FINANCIAL (2.1%)                                                                                           4,330
      14,500 Cathay General Bancorp               551E
      19,750 Glacier Bancorp                      650E
                                           ----------
                                                1,201             HEALTH PRODUCTS & SERVICES (5.3%)
                                                                      10,900 Covance, Inc.                             518E*
BUILDING PRODUCTS (1.5%)                                              10,200 Intuitive Surgical                      1,139E*
       7,100 Eagle Materials                      816E                20,000 Lifeline Systems                          711E*
                                                                      80,000 NationsHealth, Inc.                       618E*
                                                                                                                ----------
BUSINESS SERVICES (7.3%)                                                                                             2,986
      13,500 Advisory Board                       652E*
       8,300 Corporate Executive Board            718             INDUSTRIAL (4.9%)
      30,500 Heartland Payment Systems            651E*               18,700 DRS Technologies                          924E
      36,000 Labor Ready                          795E*               18,000 Mobile Mini                               900E*
      11,100 Laureate Education                   561*                15,000 Watsco, Inc.                              941
      11,200 Websense, Inc.                       728E*                                                         ----------
                                            ----------                                                               2,765
                                                4,105

COAL (1.4%)                                                       INSURANCE (2.1%)
      21,900 Foundation Coal Holdings             779                 23,100 ProAssurance Corp.                      1,150E*

CONSUMER DISCRETIONARY (2.7%)                                     MEDICAL EQUIPMENT (9.4%)
      30,400 Orient-Express Hotel                 958                 14,400 ArthroCare Corp.                          551E*
      15,100 Steiner Leisure                      568E*               15,000 Aspect Medical Systems                    565*
                                           ----------                 21,500 Cutera, Inc.                              851E*
                                                1,526                 26,200 Dade Behring Holdings                   1,071
                                                                      10,500 Hologic, Inc.                             746*
                                                                      27,500 IRIS International                        679E*
CONSUMER PRODUCTS & SERVICES (1.8%)                                   20,200 Syneron Medical                           804E*
      16,000 Carter's Inc.                        978E*                                                         ----------
                                                                                                                     5,267
DISTRIBUTOR (1.0%)
      13,100 Central European Distribution        573E*           OIL & GAS (5.5%)
                                                                      21,400 Energy Partners                           495E*
ELECTRICAL & ELECTRONICS (0.9%)                                       98,000 Grey Wolf                                 736E*
      12,100 AMETEK, Inc.                         516                 39,000 Pioneer Drilling                          683E*
                                                                      21,400 Ultra Petroleum                         1,151*
                                                                                                                ----------
                                                                                                                     3,065
ENTERTAINMENT (5.4%)
      12,100 Gaylord Entertainment                524*
      15,000 Kerzner International                975*
      22,200 Station Casinos                    1,539             RETAIL (3.5%)
                                                -----
                                                3,038                 23,300 GameStop Corp. Class A                    784E*
                                                                      22,200 Tractor Supply                          1,195*
                                                                                                                ----------
                                                                                                                     1,979
FINANCIAL SERVICES (6.2%)
      10,700 Affiliated Managers Group            843*
      13,000 GFI Group                            579*            SEMICONDUCTORS (1.1%)
      20,000 Nasdaq Stock Market                  783E*               13,400 Varian Semiconductor Equipment            590*
      49,600 Trammell Crow                      1,283*
                                                ------
                                                3,488             SOFTWARE (6.6%)
                                                                      65,844 Activision, Inc.                          876*
                                                                      50,500 Informatica Corp.                         568*
HEALTH CARE (7.7%)                                                    20,000 PAR Technology                            642E*
      17,150 Matria Healthcare                    582E*

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Millennium Fund cont'd
----------------------------------------------

NUMBER OF SHARES                           MARKET VALUE+
                                         ($000's omitted)

      29,000 SPSS, Inc.                           837*
      35,250 THQ, Inc.                            801E*
                                           ----------
                                                3,724
TECHNOLOGY (10.7%)
      55,500 aQuantive, Inc.                    1,493*
      15,700 Blue Coat Systems                    711E*
      19,700 MICROS Systems                       952*
      59,500 Powerwave Technologies               747E*
       9,100 Quality Systems                      738
      43,500 RightNow Technologies                788E*
      40,000 Sigma Designs                        561*
                                           ----------
                                                5,990
TECHNOLOGY - SEMICONDUCTOR (2.4%)
      28,700 Microsemi Corp.                      796E*
      19,500 SiRF Technology Holdings             541E*
                                           ----------
                                                1,337
TELECOMMUNICATIONS - WIRELESS
(1.5%)
      44,700 SBA Communcations                    824*

TRANSPORTATION (6.3%)
      12,600 Kirby Corp.                          670*
      20,000 Landstar System                      861
      20,550 Old Dominion Freight Line            781E*
      12,800 UTI Worldwide                      1,245E
                                           ----------
                                                3,557
TOTAL COMMON STOCKS
(COST $41,284)                                 55,156
                                           ----------



SHORT-TERM INVESTMENTS (38.0%)
    17,041,939 Neuberger Berman Securities
               Lending Quality Fund, LLC       17,042++
    4,311,147 Neuberger Berman Prime Money
              Fund Trust Class                  4,311@
                                           ----------
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,353)                                 21,353#
                                           ----------
TOTAL INVESTMENTS (136.3%)
(Cost $62,637)                                 76,509##
Liabilities, less cash, receivables
and other assets [(36.3%)]                    (20,358)
                                           ----------
TOTAL NET ASSETS (100.0%)                     $56,151
                                           ----------

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Fund
-------------------------------------

NUMBER OF SHARES                             MARKET VALUE+        NUMBER OF SHARES                              MARKET VALUE+
                                          ($000'S OMITTED)                                                   ($000'S OMITTED)
COMMON STOCKS (96.3%)
                                                                  ENERGY (12.1%)
AUTO RELATED (2.5%)                                                   379,000 Anadarko Petroleum                    34,341
   915,500 Harley-Davidson                       49,309E            1,371,400 Canadian Natural Resources            62,275
   305,700 Johnson Controls                      21,231               430,100 ConocoPhillips                        26,025
                                             ----------               660,900 Exxon Mobil                           38,352
                                                 70,540               602,500 Sempra Energy                         26,480
                                                                      955,100 Talisman Energy                       45,635E
BANKING & FINANCIAL (4.7%)                                            592,300 TXU Corp.                             60,788
   1,019,700 Bank of America                     46,794E            1,077,066 XTO Energy                            43,826
   2,702,090 Hudson City Bancorp                 32,182E                                                        ----------
     772,400 Merrill Lynch                       51,303                                                            337,722
                                             ----------
                                                130,279

                                                                  FINANCIAL SERVICES (9.3%)
BUILDING, CONSTRUCTION & FURNISHING                                   182,000 American Express                       9,359E
(13.7%)                                                                18,900 Berkshire Hathaway Class B            55,850*
     948,400 Centex Corp.                        68,143E              683,200 Citigroup Inc.                        33,169E
   1,726,232 D.R. Horton                         61,178             1,432,588 Countrywide Financial                 49,868E
   1,074,400 Home Depot                          44,888               925,200 General Electric                      33,048
     826,300 KB HOME                             57,651E              401,800 Goldman Sachs                         51,816E
     956,700 Lennar Corp.                        55,182E              681,700 PMI Group                             27,677E
      60,000 NVR, Inc.                           41,235*E                                                         --------
   1,314,000 Pulte Homes                         54,702E                                                           260,787
                                             ----------
                                                382,979
                                                                  HEALTH CARE (5.8%)
                                                                    1,669,700 Boston Scientific                     44,214*
BUILDING MATERIALS (1.1%)                                             388,600 Caremark Rx                           19,970*
     543,500 Cemex S.A. de C.V. ADR              30,599E            1,134,300 NBTY, Inc. C.V. ADR                   22,255*
                                                                      119,400 PacifiCare Health Systems             10,273*
BUSINESS SERVICES (1.5%)                                              916,200 Teva Pharmaceutical Industries
   1,111,200 Career Education                    41,448*E                     ADR                                   37,454E
                                                                      381,200 WellPoint Inc.                        29,288*E
                                                                                                                ----------
CAPITAL EQUIPMENT (3.0%)                                                                                           163,454
     749,300 Caterpillar Inc.                    43,294
     790,373 Joy Global                          41,803E           INSURANCE (5.7%)
                                             ----------               524,700 Aetna Inc.                            48,529
                                                 85,097             1,043,700 American International Group          70,074
                                                                      478,500 Hartford Financial Services Group     41,807E
COAL (4.3%)                                                                                                       --------
     798,900 Arch Coal                           61,547E                                                           160,410
     741,500 Peabody Energy                      58,475
                                             ----------
                                                120,022

COMMUNICATIONS EQUIPMENT (0.5%)                                   METALS (1.7%)
     309,300 Scientific-Atlanta                  13,089               347,100 Phelps Dodge                          47,091E

CONSUMER CYCLICALS (1.6%)                                         OIL & GAS (9.1%)
     251,275 Best Buy                            12,121             1,067,000 Denbury Resources                     24,157*
     392,300 Whirlpool Corp.                     32,110E              425,700 EOG Resources                         30,544E
                                             ----------               390,100 National-Oilwell Varco                23,648*E
                                                 44,231               567,200 Petroleo Brasileiro ADR               38,343E
                                                                    1,071,450 Quicksilver Resources                 40,565*E
CONSUMER GOODS & SERVICES (0.8%)                                      943,900 Southwestern Energy                   32,158*E
     438,000 Colgate-Palmolive                   23,880               325,900 Valero Energy                         31,351
                                                                    1,442,300 Western Oil Sands Class A             33,383*
ELECTRICAL & ELECTRONICS (1.1%)                                                                                 ----------
   1,065,000 Tyco International                  30,374                                                            254,149


See Notes to Schedule of Investments                              PHARMACEUTICAL (1.1 %)

SCHEDULE OF INVESTMENTS Partners Fund cont'd
----------------------------------------------------

NUMBER OF SHARES                             MARKET VALUE+
                                          ($000'S OMITTED)

     842,500 Shire PLC ADR                       30,785E

REAL ESTATE (0.8%)
     764,500 Equity Office Properties Trust      23,837E


RETAIL (4.1%)
     503,100 Federated Department Stores         32,415
     797,000 J.C. Penney                         41,818
   1,795,000 TJX Cos.                            40,226E
                                             ----------
                                                114,459

SOFTWARE (4.6%)
   1,197,100 Check Point Software
             Technologies                        25,486*
   1,238,500 Microsoft Corp.                     34,319
   3,256,100 Oracle Corp.                        40,929*
   1,540,768 Symantec Corp.                      27,226*
                                             ----------
                                                127,960

TECHNOLOGY (1.8%)
     308,500 IBM                                 27,426E
     464,700 Lexmark International Group         22,129*
                                             ----------
                                                 49,555

TRANSPORTATION (3.9%)
     793,650 Frontline Ltd.                      32,063E
     750,200 General Maritime                    28,988E
     385,200 Overseas Shipholding Group          19,630
     521,142 Ship Finance International           9,537E
     480,600 Teekay Shipping                     20,372E
                                             ----------
                                                110,590

UTILITIES (1.5%)
     814,500 Exelon Corp.                        42,386

TOTAL COMMON STOCKS
(COST $2,132,419)                             2,695,723
                                             ----------



SHORT-TERM INVESTMENTS (23.5%)
 574,005,872 Neuberger Berman Securities
              Lending Quality Fund, LLC         574,006++
  83,808,202 Neuberger Berman Prime Money
              Fund Trust Class                   83,808@
                                             ----------

TOTAL SHORT-TERM INVESTMENTS
(COST $657,814)                                 657,814#
                                             ----------

TOTAL INVESTMENTS (119.8%)
(COST $2,790,233)                             3,353,537##
Liabilities, less cash, receivables
    and other assets [(19.8%)]                 (554,088)
                                             ----------
Total Net Assets (100.0%)                    $2,799,449
                                             ----------

                                                                                      NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Real Estate Fund
----------------------------------------

NUMBER OF SHARES                            MARKET VALUE+          NUMBER OF SHARES                               MARKET VALUE+
                                          ($000'S OMITTED)                                                     ($000'S OMITTED)
COMMON STOCKS (98.5%)                                                    106,700 Trizec Properties                     2,399
                                                                                                                   ---------
APARTMENTS (15.6%)                                                                                                    13,525
      26,600 Apartment Investment &                                OFFICE - INDUSTRIAL (4.6%)
              Management                      1,030                       55,700 Digital Realty Trust                  1,252
      30,900 Camden Property Trust            1,823                       22,000 Liberty Property Trust                  934
      52,100 Equity Residential               2,124                                                                ---------
      14,900 Essex Property Trust             1,366                                                                    2,186
      49,200 United Dominion Realty Trust     1,102
                                           --------                REGIONAL MALLS (15.1%)
                                              7,445                       22,300 CBL & Associates Properties             897
                                                                          40,900 General Growth Properties             1,866
COMMUNITY CENTERS (4.4%)                                                  13,700 Mills Corp.                             588
      16,400 Developers Diversified Realty      743                       32,100 Simon Property Group                  2,482
      13,750 Pan Pacific Retail Properties      926                       39,200 Taubman Centers                       1,373
       7,500 Regency Centers                    435                                                                 --------
                                           --------                                                                    7,206
                                              2,104
                                                                   TOTAL COMMON STOCKS
DIVERSIFIED (9.2%)                                                 (COST $40,132)                                     47,063
      52,900 Colonial Properties Trust        2,324                                                                 --------
      24,600 Vomado Realty Trust              2,099
                                           --------
                                              4,423
                                                                   SHORT-TERM INVESTMENTS (1.9%)
HEALTH CARE (5.1%)
      24,200 Nationwide Health Properties       551                      931,003 Neuberger Berman Prime Money
      38,300 OMEGA Healthcare Investors         460                               Fund Trust Class
      45,100 Ventas, Inc.                     1,422                              (COST $931)                             931#@
                                           --------                                                                 --------
                                              2,433
                                                                   TOTAL INVESTMENTS (100.4%)
                                                                   (COST $41,063)                                     47,994##
INDUSTRIAL (9.9%)                                                  Liabilities, less cash, receivables
      22,700 AMB Property                     1,062                     and other assets (0.4%)                         (199)
      24,300 CenterPoint Properties           1,110                                                                 --------
      56,400 ProLogis                         2,558                TOTAL NET ASSETS (100.0%)                         $47,795
                                           --------                                                                 --------
                                              4,730

LODGING (6.3%)
      12,300 Host Marriott                      220
      24,700 Starwood Hotels & Resorts
             Worldwide                        1,495
      49,500 Strategic Hotel Capital            914
      15,100 Sunstone Hotel Investors           382
                                           --------
                                              3,011

  OFFICE (28.3%)
      14,500 Arden Realty                       659
       5,700 Boston Properties                  429
      30,000 Brookfield Asset Management
              Class A                         1,433
      30,850 Brookfield Properties              920
      34,100 Columbia Equity Trust              494
      11,500 Mack-Cali Realty                   508
      64,900 Maguire Properties               2,077
      48,200 Reckson Associates Realty        1,770
      38,400 SL Green Realty                  2,836



See Notes to Schedule of Investments

                                                                                     NEUBERGER BERMAN NOVEMBER  30, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Regency Fund
------------------------------------

NUMBER OF SHARES                            MARKET VALUE+               NUMBER OF SHARES                           MARKET VALUE+
                                            ($000'S OMITTED)                                                       ($000'S OMITTED)

COMMON STOCKS (96.4%)                                                       79,300 DPL, Inc.                              2,026
                                                                            32,900 Edison International                   1,485
AUTO RELATED (6.6%)                                                          3,300 NRG Energy                               144*
   64,850 Advance Auto Parts                     2,746*                                                               ---------
   28,200 BorgWarner, Inc.                       1,692E                                                                   3,655
   49,000 Harley-Davidson                        2,639E
   35,000 Johnson Controls                       2,431                  ENERGY (10.6%)
                                              --------                      79,800 Canadian Natural Resources             3,624
                                                 9,508                      18,200 Sunoco, Inc.                           1,405
                                                                            64,800 Talisman Energy                        3,096
                                                                            32,600 TXU Corp.                              3,346
BANKING & FINANCIAL (6.5%)                                                  92,442 XTO Energy                             3,761
    48,450 Astoria Financial                     1,370E                                                               ---------
    35,900 First Horizon National                1,397                                                                   15,232
   240,200 Hudson City Bancorp                   2,861
    59,200 IndyMac Bancorp                       2,266E
    53,708 North Fork Bancorp                    1,450                  FINANCIAL SERVICES (5.3%)
                                              --------                      16,750 Ambac Financial Group                  1,285
                                                  9,344                     20,200 Bear Steams                            2,242
                                                                            28,900 CIT Group                              1,430
                                                                            15,800 iStar Financial                          587
BUILDING, CONSTRUCTION & FURNISHING (13.5%)                                 52,400 PMIGroup                               2,128
   36,600 Beazer Homes USA                       2,561E                                                               ---------
   52,200 Centex Corp.                           3,751                                                                    7,672
   59,500 Hovnanian Enterprises                  2,965*E
   31,500 KB HOME                                2,198
   54,600 LennarCorp.                            3,149                  FOOD & BEVERAGE (1.1%)
    2,700 NVR, Inc.                              1,856*                     67,600 Constellation Brands                   1,597*
   71,800 Pulte Homes                            2,989
                                              --------                  HEALTH CARE (5.3%)
                                                19,469                      45,300 Coventry Health Care                   2,699*
                                                                             7,900 NBTY, Inc.                               155*
                                                                            40,200 Omnicare, Inc.                         2,289
BUSINESS SERVICES (3.1%)                                                    25,900 Triad Hospitals                        1,105*
   76,000 Career Education                       2,835*                     18,300 WellPoint, Inc.                        1,406*
   34,900 Manpower, Inc.                         1,621                                                                ---------
                                              --------                                                                    7,654
                                                 4,456

                                                                        INDUSTRIAL (1.1%)
CAPITAL EQUIPMENT (2.0%)                                                    59,900 Chicago Bridge & Iron                  1,551
   53,500 Joy Global                             2,829
                                                                        INSURANCE (3.3%)
COAL (6.1%)                                                                 24,500 Arch Capital Group                     1,285*
   84,400 Alpha Natural Resources                2,027*E                    52,200 Endurance Specialty Holdings           1,798
   50,800 Arch Coal                              3,914E                     30,700 Radian Group                           1,736E
   35,300 Peabody Energy                         2,784                                                                ---------
                                              --------                                                                    4,819
                                                 8,725

                                                                        MACHINERY & EQUIPMENT (1.9%)
COMMUNICATIONS EQUIPMENT (1.1%)                                             43,700 Terex Corp.                            2,693*E
  116,300 Avaya, Inc.                            1,386*
    3,600 Scientific-Atlanta                       153                  MANUFACTURING (2.1%)
                                              --------                      42,400 Briggs & Stratton                      1,534
                                                 1,539                      38,400 Ingersoll-Rand                         1,522
                                                                                                                      ---------
                                                                                                                          3,056
CONSUMER CYCLICALS (2.4%)
   12,200 Black & Decker                         1,071
   29,600 Whirlpool Corp.                        2,423E                 METALS (1.8%)
                                              --------                    19,100 Phelps Dodge                             2,591
                                                 3,494

ELECTRIC UTILITIES (2.5%)                                               OIL & GAS (4.5%)

See Notes to Schedule of Investments

                                                                                     NEUBERGER BERMAN NOVEMBER  30, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Regency Fund cont'd
-------------------------------------------

NUMBER OF SHARES                            MARKET VALUE+               NUMBER OF SHARES                           MARKET VALUE+
                                            ($000'S OMITTED)                                                       ($000'S OMITTED)
  108,400 Denbury Resources                      2,454*                 TOTAL NET ASSETS (100.0%)                      $144,038
   64,550 Quicksilver Resources                  2,444*E                                                              ---------
   47,600 Southwestern Energy                    1,622*
                                              --------
                                                 6,520

PHARMACEUTICAL (1.2%)
   47,900 Shire PLC ADR                          1,750

REAL ESTATE (3.3%)
   36,100 Colonial Properties Trust              1,586E
   45,900 Developers Diversified Realty          2,079
   47,600 Trizec Properties                      1,070E
                                              --------
                                                 4,735


RETAIL (5.2%)
   37,900 Foot Locker                              827
   71,200 Hot Topic                              1,104*E
   31,200 Jones Apparel Group                      897
   65,800 Ross Stores                            1,810
   93,700 TJXCos.                                2,100E
   13,000 V. F. Corp.                              736
                                              --------
                                                 7,474

SOFTWARE (1.3%)
   89,700 Check Point Software
            Technologies                         1,910*

TECHNOLOGY (0.3%)
    9,500 Lexmark International Group              452*

TRANSPORTATION (4.3%)
   41,500 Frontline Ltd. ADR                     1,716E
   49,900 General Maritime                       1,928E
   25,700 Overseas Shipholding Group             1,310
   28,600 Teekay Shipping                        1,212E
                                              --------
                                                 6,166

TOTAL COMMON STOCKS
(Cost $122,967)                                138,891
                                              --------

SHORT-TERM INVESTMENTS (20.8%)
  25,949,601 Neuberger Berman Securities
               Lending Quality Fund, LLC        25,950++
   3,969,049 Neuberger Berman Prime Money
               Fund Trust Class                  3,969@
                                              --------
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,919)                                  29,919#
                                              --------
TOTAL INVESTMENTS (117.2%)
(COST $152,886)                                168,810##
Liabilities, less cash, receivables
    and other assets [(17.2%)]                (24,772)
                                              ---------

                                                                                     NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)
 SCHEDULE OF INVESTMENTS Socially Responsive Fund

NUMBER OF SHARES                             MARKET VALUE+                 NUMBER OF SHARES                         MARKET VALUE+
                                           ($000's omitted)                                                       ($000's omitted)
COMMON STOCKS (97.2%)                                           PHARMACEUTICAL (9.4%)
                                                                     157,800 Millipore Corp.                         10,077*
AUTOMOTIVE (2.9%)                                                    342,200 Novartis AG ADR                         17,932E
     158,000 Toyota Motor ADR                   15,286E              386,300 Novo Nordisk A/S Class B                20,746*
                                                                                                                   --------
                                                                                                                     48,755
BANKING & Financial (4.2%)
     381,750 State Street                       22,023          REAL ESTATE (1.5%)
                                                                     167,650 AMB Property                             7,839
BUSINESS SERVICES (3.1 %)
     342,850 Manpower Inc.                      15,925          TECHNOLOGY (6.3%)
                                                                     513,600 Dell Inc.                               15,490*
                                                                     670,151 National Instruments                    17,297
CONSUMER DISCRETIONARY (4.7%)                                                                                      --------
     213,650 BorgWarner, Inc.                   12,819E                                                              32,787
     744,610 Discovery Holding                  11,623E*
                                              --------
                                                24,442          TECHNOLOGY - SEMICONDUCTOR (8.7%)
                                                                   1,186,050 Altera Corp.                            21,657*
CONSUMER STAPLES (2.4%)                                              723,750 Texas Instruments                       23,508
     253,600  Costco Wholesale                  12,675E                                                             --------
                                                                                                                     45,165
ENERGY                                                          TECHNOLOGY - SEMICONDUCTOR CAPITAL
     137,650 BP PLC ADR                          9,063E         EQUIPMENT (3.1 %)
                                                                   1,085,750 Teradyne, Inc.                          15,884*
FINANCIAL SERVICES (7.2%)
     341,050 Citigroup Inc.                     16,558          TELECOMMUNICATIONS (4.0%)
     172,000 Freddie Mac                        10,741               952,200 Vodafone Group ADR                      20,520E
      76,500 Goldman Sachs                       9,866
                                              --------
                                                37,165          TRANSPORTATION (3.8%)
HEALTH PRODUCTS & SERVICES (5.8%)                                    244,100 Canadian National Railway               19,494
     305,900 Quest Diagnostics                  15,323E
     247,200 UnitedHealth Group                 14,797          UTILITIES (3.9%)
                                              --------             1,916,963 National Grid                           17,730
                                                30,120                57,168 National Grid ADR                        2,648
                                                                                                                   --------
INDUSTRIAL (4.3%)                                                                                                    20,378
     402,500 Danaher Corp.                      22,339
                                                                TOTAL COMMON STOCKS
INSURANCE (6.5%)                                                (COST $438,596)                                     505,329
      95,400 Progressive Corp.                  11,733E                                                             --------
     594,250 Willis Group Holdings              22,160
                                              --------          SHORT-TERM INVESTMENTS (8.5%)
                                                33,893
MEDIA (9.4%)                                                      43,963,301 Neuberger Berman Securities
     523,600 Comcast Corp. Class A Special      13,634*                       Lending Quality Fund, LLC
     528,761 Liberty Global Class A             11,797E*                     (COST $43,963)                           43,963++#
     416,761 Liberty Global Class C              8,656*                                                           --------
   1,942,406 Liberty Media                      14,918*         PRINCIPAL AMOUNT
                                              --------
                                                49,005
                                                                REPURCHASE AGREEMENTS (3.6%)
 OIL & GAS (4.3%)
     170,869 Cimarex Energy                      6,648E*           $18,951,000 State Street Bank and Trust
     344,200 Newfield Exploration               15,923*                         Co., Repurchase Agreement,
                                              --------                          3.62%, due 12/1/05, dated
                                                                                11/30/05, Maturity Value
                                                22,571                          $18,952,906 Collateralized by

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS SOCIALLY RESPONSIVE FUND CONT'D

NUMBER OF SHARES                             MARKET VALUE+
                                           ($000's omitted)


              $20,060,000 Fannie Mae, 3.25%,
              due 08/15/08 (Collateral Value
              $19,522,974)
             (COST $18,951)                     18,951#
                                              --------

CERTIFICATES of DEPOSIT (0.1%)

    $100,000 Shorebank Chicago 3.00%, due
             2/2/06                                100
     100,000 Shorebank Pacific 3.25%, due
               2/2/06                              100
     100,000 Community Capital Bank, 2.85%,
               due 12/30/05                        100
     100,000 Self Help Credit Union, 4.35%,
              due 2/15/06                          100
                                              --------
TOTAL CERTIFICATES OF DEPOSIT
(COST $400)                                        400
                                              --------
TOTAL INVESTMENTS (109.4%)
(COST $501,910)                                568,643##
Liabilities, less cash, receivables
   and other assets [(9.4%)]                   (48,741)
                                              --------
TOTAL NET ASSETS (100.0%)                     $519,902
                                              --------

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY                   International Fund
--------------------------------------------------------------------------------

                                                 Market Value+     Percentage of
Industry                                       (000's omitted)        Net Assets
--------                                       --------------      -------------

Oil & Gas                                            $182,917              18.3%
Banks                                                 137,433              13.7%
Hotels Restaurants & Leisure                           69,444               6.9%
Technology - Hardware                                  66,531               6.6%
Commercial Services & Supplies                         56,015               5.6%
Consumer Durables & Apparel                            50,770               5.1%
Automobiles & Components                               50,071               5.0%
Food, Beverage & Tobacco                               39,048               3.9%
Capital Goods                                          38,884               3.9%
Media                                                  37,985               3.8%
Telecommunications - Wireless                          34,531               3.4%
Construction Materials                                 32,933               3.3%
Insurance                                              31,503               3.1%
Energy Services & Equipment                            23,366               2.3%
Materials - Metals & Mining                            23,265               2.3%
Chemicals                                              14,747               1.5%
Transportation                                         12,678               1.3%
Health Care Equipment & Services                       10,104               1.0%
Pharmaceuticals & Biotechnology                         8,950               0.9%
Retailing                                               7,985               0.8%
Telecommunications - Diversified                        7,271               0.7%
Household & Personal Products                           6,629               0.7%
Diversified Financials                                  5,432               0.5%
Financial Services                                      5,149               0.5%
Electric Utilities                                        413               0.0%
Other Assets - Net                                     47,633               4.8%
                                                  -----------             ------
                                                  $ 1,001,687             100.0%
                                                  -----------             ------

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY     International Institutional Fund
--------------------------------------------------------------------------------




                                          Market Value+        Percentage of Net
Industry                                (000's omitted)                   Assets
--------                                ---------------        -----------------
Oil & Gas                                      $19,463                     17.1%
Banks                                           14,172                     12.4%
Commercial Services & Supplies                   6,154                      5.4%
Hotels, Restaurants & Leisure                    5,915                      5.2%
Technology - Hardware                            5,882                      5.1%
Consumer Durables & Apparel                      5,649                      5.0%
Automobiles and Components                       5,174                      4.5%
Food, Beverage & Tobacco                         4,232                      3.7%
Telecommunications - Wireless                    3,723                      3.3%
Media                                            3,548                      3.1%
Construction Materials                           3,424                      3.0%
Capital Goods                                    3,160                      2.8%
Insurance                                        2,409                      2.1%
Energy Services & Equipment                      2,036                      1.8%
Pharmaceutical                                   1,701                      1.5%
Materials - Metal & Mining                       1,581                      1.4%
Transportation                                   1,475                      1.3%
Chemicals                                        1,141                      1.0%
Health Care Equipment & Services                 1,135                      1.0%
Telecommunications - Diversified                   920                      0.8%
Retailing                                          828                      0.7%
Diversified Financials                             630                      0.6%
Financial Services                                 454                      0.4%
Materials                                          247                      0.2%
Electric Utilities                                  40                      0.0%
Other Assets - Net                              18,925                     16.6%
                                             ---------                 ---------
                                             $ 114,018                    100.0%
                                             ---------                 ---------

                 NEUBERGER BERMAN NOVEMBER 30, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

+ Investments in equity securities by each Fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman International Fund ("International") and Neuberger Berman International Institutional Fund ("International Institutional"), which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Funds value all other securities including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Equity Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At November 30, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                                 GROSS                GROSS
     (000'S OMITTED)                                                        UNREALIZED           UNREALIZED          NET UNREALIZED
     NEUBERGER BERMAN                                   COST              APPRECIATION         DEPRECIATION            APPRECIATION
     Century Fund                                     $9,406                    $1,791                $101                   $1,690
     Fasciano Fund                                   522,507                   123,012              11,317                  111,695
     Focus Fund                                    1,035,913                   376,523               4,904                  371,619
     Genesis Fund                                  7,241,409                 4,166,273             110,970                4,055,303
     Guardian Fund                                 1,527,781                   397,002               8,018                  388,984
     International Fund                              943,062                   131,952              28,599                  103,353
     International Institutional Fund                102,866                     5,411               3,167                    2,244
     Manhattan Fund                                  279,533                   121,303               2,287                  119,016
     Millennium Fund                                  62,637                    14,024                 152                   13,872
     Partners Fund                                 2,790,233                   583,081              19,777                  563,304
     Real Estate Fund                                 41,063                     7,020                  89                    6,931
     Regency Fund                                    152,886                    18,107               2,183                   15,924
     Socially Responsive Fund                        501,910                    74,773               8,040                   66,733

*    Non-income producing security.

E    All or a portion of this security is on loan.

^    Affiliated issuer.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds


By: /s/ Peter E. Sundman
    -------------------------
    Peter E. Sundman
    Chief Executive Officer


Date: January 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: January 30, 2006



By: /s/ John M. McGovern
    -------------------------
    John M. McGovern
    Treasurer and Principal Financial
      and Accounting Officer

Date: January 30, 2006